SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 12:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.           Other current assets:

	December 31,
	2014	2013

VAT receivables	$2,755	$2,214
Prepaid expenses	1,707	2,512
Deferred charges	1,735	1,273
Tax receivables	843	596
Employees	215	58
Income receivable	858	332
Advance payments to suppliers	3,611	1,197
Short term deferred taxes	69	66
Financial instruments	1,949	-
Other	1,018	1,895

	$14,760	$10,143

b.           Short-term bank credit:

The following is classified by currency and interest rates:

	Weighted average
	interest rate
	December 31,		December 31,
	2014	2013	2014	2013
	%

In dollar	2.43%	-	$15,857	$-

The Group has restricted cash of $ 12,500 as collateral for part of its short-term bank credit.

c.           Other current liabilities:

	December 31,
	2014	2013

Advances from customers	$2,940	$28,878
Payroll and related employee accruals	6,793	6,323
Deferred revenue	3,987	6,255
Provision for vacation pay	5,101	6,008
Derivative instruments	806	-
Government authorities	1,173	2,233
Other	727	4,969

	$21,527	$54,666

d.       Long-term loans:

		Interest rate for			December 31,
		2014	2013		2014	2013
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$28,000	$32,000
(b)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	2,534	3,425
(c)	Euro	7.9%	7.9%	2012-2017	332	491

					30,866	35,916
Less - current maturities					4,595	4,665

					$26,271	$31,251

(a)

   The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2014 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

e.       Long-term debt maturities for loans after December 31, 2014, are as follows:

Year ending December 31,

2015	$4,595
2016	4,604
2017	4,592
2018	4,486
2019	4,486
2020 and thereafter	8,103

$30,866

Interest expenses on the long-term loans amounted to $1,553, $ 1,854 and $ 2,153 for the years ended December 31, 2014, 2013 and 2012, respectively.

f.       Other long-term liabilities:

	December 31,
	2014	2013

Long-term tax accrual	$1,174	$4,274
Deferred revenue	32	76
Other	3,973	527

	$5,179	$4,877